Schedule of Investments (unaudited)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.6%
Alabama — 2.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,701,871
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,462,991 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,695,052 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,401,810 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,250,052
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,700,560
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,694,799
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	10,251,021
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,144,419
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,667,402
Project No 2, Series A	4.000%	6/1/24	20,000,000	20,000,000 (a)(b)
Total Alabama				75,969,977
Alaska — 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,582,600
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,204,992
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	796,383
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,359,835 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	768,792
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,913,846
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,143,353
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	981,680
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	1,981,234
Total Alaska				15,732,715
Arizona — 1.9%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,648,241
Series D	5.000%	7/1/46	1,900,000	1,915,283
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,365,886
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	986,483
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,150,131
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	764,144
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	457,816 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	628,978 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,857,001 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,829,272
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,544,740 (a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,316,979 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Intel Corp. Project	4.000%	6/1/29	$11,600,000	$11,503,851 (a)(b)(c)(e)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	760,000	761,990
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	234,392
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	457,316
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	530,000	543,490
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	992,615
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,045,092 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	982,982
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,303,068
Series A	5.000%	8/1/47	1,520,000	1,576,916
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,406,850
Total Arizona				58,273,516
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,616,734 (c)
California — 9.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,221,584
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,741,810
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.610%	4/1/27	20,495,000	20,598,405 (a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,440,154 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,459,690 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,467,735 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,755,379
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,167,121
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,497,770
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,057,316 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	904,194 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	6,191,566 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,594,654 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,743,667 (d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,129,419
California State, GO:
Various Purpose, Refunding	5.000%	10/1/45	4,750,000	5,203,411
Various Purpose, Refunding	4.000%	10/1/50	3,750,000	3,672,010
California Statewide CDA Revenue, American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,929,638
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	$12,105,000	$12,548,151
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	1,952,912
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,139,952
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,632,654
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,712,072
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	4,555,000	4,829,770
Senior Proposition C, Series A	5.000%	7/1/39	3,035,000	3,218,353
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,578,740 (c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,408,717 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,357,095 (c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,277,459 (c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,454,722 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,877,274
Series A, Refunding	5.000%	7/1/46	1,520,000	1,545,178
Series C	5.000%	7/1/38	760,000	792,898
Series C	5.000%	7/1/42	9,865,000	10,238,667
Series E	5.000%	7/1/44	7,590,000	7,596,293
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,625,198
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,404,690
Series A	6.500%	11/1/39	5,515,000	6,826,375
Series B	7.000%	11/1/34	20,115,000	24,239,012
Series B	6.500%	11/1/39	9,865,000	12,210,732
Series C	6.125%	11/1/29	3,640,000	3,817,965
Series C	7.000%	11/1/34	3,795,000	4,573,057
Series C	6.500%	11/1/39	980,000	1,213,028
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,199,011
Community Facilities District No 2020-1, Series 2023, AGM	4.500%	9/1/53	2,300,000	2,261,590
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,579,948
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,659,598
Series B, Refunding	5.000%	6/1/39	7,535,000	7,897,591
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,089,025
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,404,674
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	680,000	694,204
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	3,000,000	3,026,918 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series A, Refunding	5.000%	5/1/35	$7,590,000	$8,119,286 (c)
Series D	5.000%	5/1/48	5,000	5,178 (c)(f)
Series D	5.000%	5/1/48	3,410,000	3,440,115 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	909,703 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,163,529 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,215,450
Sanger, CA, USD Revenue, COP, Capital Projects, AGM	5.000%	6/1/52	190,000	179,461
South Whittier, CA, SD, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	1,014,045
Series B, AGM	4.000%	8/1/48	1,725,000	1,682,296
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	10,885,000	11,372,934
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,174,034
Total California				300,935,077
Colorado — 2.0%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	777,511
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	645,447
Series A	5.000%	12/1/49	1,000,000	777,648
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,028,357
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,873,574
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,777,319
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	8,035,000	7,967,420
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,801,604
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,699,750
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	3,136,082
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,415,912
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,142,077
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,216,939
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,181,559 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,543,058 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,793,862 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,170,415
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,637,086
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	651,856
Total Colorado				61,237,476
Connecticut — 0.7%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,529,710 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	$3,225,000	$3,506,147
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,119,671
Connecticut State, GO:
Series A	5.000%	4/15/39	1,250,000	1,323,590
Series B	4.000%	1/15/42	1,500,000	1,497,677
Series B	4.000%	1/15/43	3,680,000	3,670,135
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,883,250 (d)
Total Connecticut				20,530,180
Delaware — 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,292,071
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,530,354
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,165,520
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,348,252
US 301 Project	5.000%	6/1/55	10,437,000	10,488,452
Total Delaware				18,824,649
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,149,446
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,522,023
Total District of Columbia				12,671,469
Florida — 7.0%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,694,960 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,566,914 (c)
Series A	5.000%	10/1/28	1,140,000	1,190,716 (c)
Series A	5.000%	10/1/45	16,700,000	16,743,320 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,719,696 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,187,971 (c)
Series B	5.000%	9/1/32	7,875,000	8,211,516 (c)
Series B	5.000%	9/1/33	6,535,000	6,818,369 (c)
Broward County, FL, School Board, COP, Series B, Refunding	5.000%	7/1/32	6,070,000	6,117,551
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,912,593
Refunding, BAM	5.250%	10/1/53	2,500,000	2,728,369
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,000,000	1,010,221
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	3,035,000	3,208,173
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,171,263
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	1,978,150
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	$2,300,000	$2,313,618 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.000%	7/1/41	1,500,000	1,542,197 (c)
Brightline Passenger Rail Project, Refunding	5.250%	7/1/47	7,000,000	7,210,845 (c)
Brightline Passenger Rail Project, Refunding	5.500%	7/1/53	12,000,000	12,487,952 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	2,000,000	2,079,251 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	23,400,000	24,154,086 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1	5.000%	9/1/26	10,300,000	10,537,084
Series A-1	5.000%	9/1/27	9,360,000	9,620,763
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,523,473
Series A, Refunding	5.000%	10/1/28	380,000	382,193
Series A, Refunding	5.000%	10/1/29	2,065,000	2,078,235
Series A, Refunding	5.000%	10/1/35	3,795,000	3,819,753
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,740,945
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,659,258 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,849,325 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,117,249 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,238,094
Series A, Refunding	4.000%	10/1/41	760,000	739,660
Series A, Refunding	5.000%	10/1/41	5,505,000	5,588,082
Series A, Refunding	5.000%	10/1/49	9,790,000	9,932,985 (c)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,312,815 (c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	4,937,406
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	9,123,885 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	6,922,184 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,899,675
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,343,693
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	661,807
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	888,816
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,414,028
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(g)(h)(i)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	1,585,000	1,586,252
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,736,097
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,067,021
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	$355,000	$366,331
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,114,016
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	1,500,000	1,531,344
Total Florida				215,780,206
Georgia — 1.4%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	625,000	649,515
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,105,720
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,019,528
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,700,887
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	320,000	326,681
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,307,255
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	886,030
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	806,319
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,535,245
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	668,555
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	674,343
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,185,118
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,452,592
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,752,280
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,530,123
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,711,369
Series A	5.000%	5/15/34	1,520,000	1,560,883
Series A	5.000%	5/15/43	1,480,000	1,488,922
Series C	5.000%	9/1/30	4,850,000	5,095,203 (a)(b)
Total Georgia				43,456,568
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	791,575
Series F, Refunding	4.000%	1/1/36	2,655,000	2,608,330
Total Guam				3,399,905
Hawaii — 0.2%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	5,577,603
Illinois — 13.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,238,489
Series 2018	5.000%	4/1/38	910,000	931,158
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series 2018	5.000%	4/1/42	$3,340,000	$3,384,202
Series 2023	5.750%	4/1/48	1,500,000	1,650,505
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	625,544
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,886,288
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,522,800
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,724,900
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	619,009
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,328,742
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,159,864
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,976,731
Series A	5.000%	12/1/35	7,870,000	8,189,882
Series A	5.000%	12/1/39	4,700,000	4,793,227
Series A	5.000%	12/1/40	2,125,000	2,156,226
Series A	5.000%	12/1/41	16,040,000	16,226,058
Series B, Refunding	5.000%	12/1/36	1,935,000	2,000,705
Series C, Refunding	5.000%	12/1/24	150,000	150,525
Series C, Refunding	5.000%	12/1/25	1,820,000	1,840,347
Series C, Refunding, AGM	5.000%	12/1/32	3,075,000	3,183,013
Series D	5.000%	12/1/46	3,225,000	3,190,825
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,252,875
Series A, Refunding	5.000%	1/1/28	2,670,000	2,784,331
Series A, Refunding	6.000%	1/1/38	5,655,000	5,878,585
Series C, Refunding	5.000%	1/1/25	1,080,000	1,085,564
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,737,928
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,151,681
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,411,304
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,252,486 (c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,148,808 (c)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,238,363 (c)
Series C	5.000%	1/1/31	2,465,000	2,474,282 (c)
Series C	5.000%	1/1/32	2,525,000	2,534,554 (c)
Series C	5.000%	1/1/33	2,275,000	2,283,582 (c)
Series C	5.000%	1/1/34	2,125,000	2,132,988 (c)
Series C	5.000%	1/1/35	380,000	381,423 (c)
Series C	5.000%	1/1/46	5,315,000	5,316,427 (c)
Series D, Refunding	5.000%	1/1/46	760,000	761,148
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,908,252 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,347,988
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,455,197
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,971,364
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,894,550
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$4,555,000	$4,560,392
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,526,290
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,755,978
Second Lien, Series A, Refunding	5.000%	1/1/47	1,215,000	1,223,334
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,128,496
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	776,504
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,523,573
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	8,999,291
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	783,395
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	789,153
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,729,663
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,621,982
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	1,974,962
Series A, Refunding	4.000%	11/15/41	2,845,000	2,709,875
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,025,000	1,062,458
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,019,788
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	705,057
Benedictine University, Refunding	4.000%	10/1/33	545,000	463,512
Northshore University Healthsystem, Series A	4.000%	8/15/39	2,920,000	2,860,158
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,233,857
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,704,088
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	769,578
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	913,721
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	762,398
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,481,351
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,465,917
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	361,002
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,580,787
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,597,076
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	987,563
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,953,465
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,856,779
Series A,	5.000%	1/1/42	17,075,000	17,761,767
Series A, Refunding	5.000%	1/1/37	3,900,000	4,424,467
Series A, Refunding	5.000%	1/1/39	3,500,000	3,906,631
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	597,417
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	398,508
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	$570,000	$597,876
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,199,135
Series 2016	5.000%	1/1/33	1,900,000	1,925,453
Series 2016	5.000%	11/1/33	1,405,000	1,433,245
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,040,975
Series 2016, Refunding	5.000%	2/1/29	985,000	1,013,305
Series A	5.000%	3/1/34	2,000,000	2,154,490
Series A	4.000%	3/1/39	3,975,000	3,881,424
Series A	5.000%	5/1/39	2,275,000	2,348,660
Series A	5.000%	3/1/46	7,855,000	8,143,564
Series A, Refunding	5.000%	10/1/30	3,680,000	3,869,696
Series B	4.000%	12/1/37	3,500,000	3,439,882
Series B	4.250%	5/1/46	5,400,000	5,234,125
Series C	5.000%	12/1/41	9,500,000	10,158,575
Series D	5.000%	11/1/27	29,275,000	30,416,526
Series D	5.000%	11/1/28	5,700,000	5,907,889
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	767,314
McCormick Place Expansion Project, Series A, BAM	0.000%	12/15/56	7,500,000	1,438,517
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	9,268,676
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	13,237,059
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,487,354
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	1,000,000	323,132
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,460,931
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	21,183,238
Total Illinois				415,083,994
Indiana — 1.1%
Ball State University, IN, Board of Student Fee Bonds, Series S	4.000%	7/1/36	1,365,000	1,365,190
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,441,052
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,653,633
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,258,868
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,260,479 (e)
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,467,704 (e)
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,677,664 (e)
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,509,090 (e)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	11,090,000	11,489,227 (c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,912,229
Total Indiana				35,035,136
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$15,180,000	$15,797,545 (a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,019,180
Total Iowa				17,816,725
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,323,866
Series 3	5.000%	2/1/44	2,275,000	2,286,804
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,531,709
Improvement, Series A	5.000%	9/1/45	2,275,000	2,284,855
Total Kansas				9,427,234
Kentucky — 2.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,033,989
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,387,103 (a)(b)
Series C	4.000%	6/1/25	34,460,000	34,444,741 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,160,077 (a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,653,642
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,177,211
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	719,993
Total Kentucky				66,576,756
Louisiana — 0.7%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,285,242
Series 2023	4.000%	4/1/53	2,850,000	2,655,385
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,626,379
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,819,976
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,211,123 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,598,083 (a)(b)
Total Louisiana				20,196,188
Maryland — 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,148,623
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	789,403
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,578,372
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,614,218
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	$760,000	$767,012
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	4,952,297
Total Maryland				13,849,925
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A	5.000%	1/1/54	12,000,000	12,798,371
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,150,183
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,740,199
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,860,384
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,739,421
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,106,382
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	924,551
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	3,076,791
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,467,942
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,703,762
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,919,084
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,439,752
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,340,400 (c)
Series A	5.000%	7/1/35	3,155,000	3,329,096 (c)
Series A, Refunding	5.000%	7/1/36	530,000	558,237 (c)
Series E	5.000%	7/1/46	5,505,000	5,712,250 (c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,316,206
Total Massachusetts				62,183,011
Michigan — 1.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,250,000	4,123,228
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/38	3,500,000	3,898,950
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,588,259
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,415,413
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,252,578
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,095,170
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,651,814
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,205,899
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	765,635
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,184,779
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,154,263
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,928,453
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$910,000	$924,107
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,763,363
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	10,145,246 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,858,766 (c)
Total Michigan				56,955,923
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	700,990
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,551,487 (c)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,102,746
Total Missouri				6,355,223
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	785,080
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	883,260
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	703,389
Nebraska State Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,055,105
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,709,371
Total Nebraska				11,136,205
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	14,224,915
New Hampshire — 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,900,000	1,896,672 (a)(b)(c)
Waste Management, Inc. Project, Series A-3, Refunding	2.150%	7/1/24	3,035,000	3,029,684 (a)(b)(c)
Total New Hampshire				4,926,356
New Jersey — 5.6%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AGM	5.000%	9/1/42	1,710,000	1,761,849
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,088,935
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,900,762 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,140,064 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	760,043 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,812,741
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,408,690
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,139,424
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	778,893 (c)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,097,887
State House Project, Series B	5.000%	6/15/43	2,555,000	2,637,424
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,743,316 (c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,416,920 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	$1,520,000	$1,531,000 (c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,818,030 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,686,680
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,373,255
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,379,209
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,807,989
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,328,834
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,736,741
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,535,974
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,196,939
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,542,338
Transportation Program, Series AA	5.000%	6/15/45	3,295,000	3,313,922
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,858,095
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,715,000	2,995,372
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,362,512
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,883,986
Transportation Program, Series BB	4.000%	6/15/38	645,000	635,470
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,024,347
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	3,858,091
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,171,493
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	1,797,917
Transportation System, Series A	4.000%	6/15/38	3,035,000	3,022,136
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,421,556
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	3,929,611
Series C, Refunding	5.000%	1/1/44	13,750,000	14,669,556 (e)
Series G, Refunding	5.000%	1/1/36	16,905,000	17,585,969
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,766,598
Total New Jersey				172,920,568
New York — 15.8%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,473,467 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,726,892
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,803,580
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,555,067
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,958,466
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,416,089
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,102,275
Green Bonds, Series E, Refunding	5.000%	11/15/29	2,275,000	2,443,775
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,834,924
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	6,117,971
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series A-2	5.000%	5/15/30	$6,905,000	$7,340,311 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,664,785
Series A	4.125%	8/1/53	5,000,000	4,787,694
Subseries A-1	5.000%	8/1/39	3,555,000	3,769,482
Subseries A-1	4.000%	8/1/40	4,555,000	4,498,699
Subseries A-1	5.000%	8/1/47	6,415,000	6,788,071
Subseries B-1	5.000%	10/1/42	2,180,000	2,295,759
Subseries D-1	5.000%	3/1/43	1,000,000	1,055,490
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,025,944
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,761,652
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,776,642
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	16,579,967
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,535,395
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,440,118
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,788,535
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,939,651
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,757,360
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,574,887
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	24,422,672
Subordinated, Subseries F-1	5.000%	2/1/45	7,000,000	7,512,674
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	11,337,085
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/30	10,000	10,671 (f)
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/32	5,000	5,335 (f)
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/34	5,000	5,335 (f)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,337,630
Non-State Supported Debt, SD, Series A, AGM	5.000%	10/1/29	5,000	5,335 (f)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,873,180
Series B, Refunding	5.000%	2/15/43	10,000	10,565 (f)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,206,385
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	7,050,000	7,274,590
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,616,727
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,759,785
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,624,893
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	7,192,933 (d)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	$8,690,000	$8,756,780
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,615,000	4,388,944
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,409,581 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,404,895 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	840,766 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	9,379,614 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	7,255,002 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,245,262 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	8,062,424 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	18,149,353 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	17,750,000	18,316,825 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,372,830
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,639,919 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,103,019 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,274,982 (c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,465,646
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,511,771
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,327,006
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,720,098
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,334,262
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,823,659
Consolidated Series 218	4.000%	11/1/47	8,630,000	7,968,256 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,016,396 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,397,789 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,396,720 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	29,681,728 (j)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,750,000	3,934,227
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,065,521
General-MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	7,810,000	8,024,754
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	6,335,000	6,665,903
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,812,595
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	$760,000	$810,687
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,056,753
Total New York				490,622,710
North Carolina — 0.6%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,250,000	1,215,976
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,625,331 (c)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,807,646 (c)
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,777,157
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	326,198
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	953,011
Series A, Refunding	5.000%	7/1/47	2,085,000	2,095,313
Series A, Refunding	5.000%	7/1/51	6,410,000	6,435,086
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	854,337
Total North Carolina				18,090,055
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	8,876,106
Ohio — 1.5%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,843,203
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,543,898
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,910,665
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,214,606
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	731,745
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	7,132,474
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,043,235
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	60,000	60,118
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,037,199
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	981,827 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	8,785,000	8,672,225 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	7,996,661 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	3,972,037 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	435,488
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	795,210
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/37	1,520,000	1,514,961
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	$1,005,000	$956,070
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,786,615 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,247,340 (c)
Total Ohio				47,875,577
Oregon — 0.4%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,335,795
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,083,470 (a)(b)
Oregon State University Revenue, Series A	4.250%	4/1/52	1,250,000	1,214,907 (e)
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	869,377 (c)
Total Oregon				13,503,549
Pennsylvania — 4.3%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,329,903
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,053,405
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,590,904
Series 2018	5.000%	6/1/32	1,330,000	1,390,906
Series 2018	5.000%	6/1/34	760,000	794,102
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	744,555 (f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,098,957 (f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,785,626
Penn State Health	4.000%	11/1/35	760,000	752,472
Penn State Health	4.000%	11/1/37	1,520,000	1,487,155
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,820,000 (c)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,050,000	2,077,820 (f)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	1,520,000	1,578,033 (f)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,274,598
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,681,711
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,315,419
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement- Life Communities, Series C	5.000%	11/15/45	1,140,000	1,156,277
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B	5.250%	7/1/46	1,000,000	1,026,431
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,090,455
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,310,665 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	23,124,908 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	1,984,653
Series A-1	5.000%	12/1/42	1,900,000	1,963,984
Series A-1	5.000%	12/1/47	3,015,000	3,099,834
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series A-2, Refunding	5.000%	12/1/48	$8,160,000	$8,403,891
Series B	5.000%	12/1/45	4,000,000	4,235,462
Series B, Refunding	5.250%	12/1/44	1,150,000	1,264,274
Series B, Refunding	5.250%	12/1/52	3,000,000	3,240,911
Series C, Refunding	4.000%	12/1/51	2,275,000	2,128,343
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,521,430 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,606,182
Series B	5.000%	2/1/37	1,820,000	1,916,637
Series B	5.000%	2/1/38	1,710,000	1,795,498
Philadelphia, PA, SD, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,079,536
Series A, State Aid Withholding	5.000%	9/1/35	910,000	917,339
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,936,389
Series A, Refunding	5.000%	11/1/45	2,950,000	3,125,380
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,719,252
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,155,269
Total Pennsylvania				133,578,566
Puerto Rico — 4.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	318,380 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	632,638 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,246,571 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	426,832 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,395,000 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,242,614 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,184,530 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	36,732,583 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	26,713	26,619
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	170,218
Restructured, Series A-1	5.375%	7/1/25	221,811	223,752
Restructured, Series A-1	5.625%	7/1/27	219,802	229,847
Restructured, Series A-1	5.625%	7/1/29	216,236	232,746
Restructured, Series A-1	5.750%	7/1/31	210,028	234,126
Restructured, Series A-1	4.000%	7/1/33	199,162	199,157
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,694,915
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,428,774
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,402,562
Restructured, Series A-1	4.000%	7/1/46	217,253	196,491
Subseries CW	0.000%	11/1/43	880,525	547,026 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	963,275 *(g)
Series A	5.000%	7/1/42	7,945,000	2,105,425 *(g)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series A	5.050%	7/1/42	$1,480,000	$392,200 *(g)
Series CCC	—	7/1/21	25,000	6,563 *(k)
Series CCC	4.600%	7/1/24	10,000	2,650 *(g)
Series CCC	5.000%	7/1/24	760,000	201,400 *(g)
Series CCC	4.625%	7/1/25	25,000	6,625 *(g)
Series CCC	5.000%	7/1/28	475,000	125,875 *(g)
Series DDD, Refunding	—	7/1/19	15,000	3,938 *(k)
Series DDD, Refunding	—	7/1/21	330,000	86,625 *(k)
Series DDD, Refunding	—	7/1/21	2,695,000	707,437 *(k)
Series TT	—	7/1/17	25,000	6,563 *(k)
Series TT	5.000%	7/1/24	90,000	23,850 *(g)
Series TT	5.000%	7/1/37	2,985,000	791,025 *(g)
Series XX	5.250%	7/1/40	10,665,000	2,826,225 *(g)
Series ZZ	—	7/1/23	610,000	160,125 *(k)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	4,124,011
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,373,079
Restructured, Series A-1	4.550%	7/1/40	918,000	924,559
Restructured, Series A-1	4.750%	7/1/53	17,117,000	17,009,517
Restructured, Series A-1	5.000%	7/1/58	7,008,000	7,010,273
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,640,297
Restructured, Series A-2	4.329%	7/1/40	759,000	756,625
Total Puerto Rico				144,013,543
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,227,117
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,053,165
Total Rhode Island				4,280,282
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	3,750,000	3,823,722 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,536,984
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	586,275 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,245,860 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,077,206 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,100,296 (c)
Total South Carolina				16,370,343
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,148,007
Tennessee — 1.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,453,616
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,633,756
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AGM	5.250%	7/1/48	$6,000,000	$6,453,808
Series A, AGM	5.250%	7/1/53	1,900,000	2,027,483
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	1,520,000	1,569,972
Subordinated, Series B	5.000%	7/1/42	1,900,000	1,962,465
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,079,399
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,406,779 (c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,213,300 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	17,350,000	17,338,736 (a)(b)
Series A	5.250%	9/1/24	3,825,000	3,833,137
Total Tennessee				53,972,451
Texas — 5.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,810,388
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,652,739
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,318,136 (c)
Series 2014	5.000%	11/15/44	6,450,000	6,459,282 (c)
Series 2019	5.000%	11/15/36	3,615,000	3,784,554 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,529,325 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,211,997 (c)
Series 2022	5.000%	11/15/52	1,480,000	1,521,454 (c)
Series B	5.000%	11/15/33	2,000,000	2,101,265 (c)
Series B	5.000%	11/15/44	2,655,000	2,718,229 (c)
Bexar County, TX, Hospital District, GO:
Certificates of Obligation	5.000%	2/15/40	2,350,000	2,524,862
Certificates of Obligation	5.000%	2/15/48	3,000,000	3,167,201
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,514,723
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,396,919
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,856,414
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,391,397
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	6,070,000	6,222,433
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,255,861
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,099,136
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,798,700 (c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,298,854
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,205,000	1,237,564 (l)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,552,064
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	$3,795,000	$3,566,591 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,723,803 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,565,980 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,296,945 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,449,778 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,444,173 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,280,032
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	550,192 (c)
Series 2017	5.000%	11/1/36	540,000	549,302 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,590,000	2,589,954 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,460,560
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	4,175,000	4,213,999
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	880,000	848,947
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,114,622
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,727,071
Series B, Refunding	5.000%	1/1/45	8,350,000	8,377,285
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,209,757 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,457,196
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,951,322
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	15,855,000	16,292,227
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,988,529 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,352,167 (c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,852,309 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,769,228
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	751,635
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,400,429 (c)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,824,926
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,628,889
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$1,416,216	$38,238 *(g)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	6 *(g)(h)(i)
Total Texas				176,699,589
Utah — 1.2%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,944,546 (c)
Series A	5.000%	7/1/36	3,645,000	3,711,949 (c)
Series A	5.000%	7/1/37	2,655,000	2,698,048 (c)
Series A	5.250%	7/1/42	2,500,000	2,695,205 (c)
Series A	5.500%	7/1/53	6,000,000	6,436,360 (c)
Series B	5.000%	7/1/47	1,195,000	1,216,928
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,342,043
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,860,669
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	884,370
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	914,457
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,145,973
Series 2019	5.000%	10/15/25	845,000	848,047
Series 2019	4.000%	10/15/30	1,535,000	1,493,741
Series 2019	4.000%	10/15/34	760,000	729,377
Series 2019	4.000%	10/15/39	1,330,000	1,221,484
Series 2021	3.000%	10/15/45	760,000	532,600
Total Utah				36,675,797
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,960,756
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,153,750
Total Vermont				4,114,506
Virginia — 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,286,280
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	790,642
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,619,345
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	634,522
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	4,000,000	4,102,592
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	1,750,000	1,874,653
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,830,826 (c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,363,769 (c)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,369,725 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,550,417 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Series A	5.000%	1/1/33	$1,265,000	$1,309,440
Series A	5.000%	1/1/35	2,070,000	2,141,079
Total Virginia				34,873,290
Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,739,834 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,091,639 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,635,175 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,769,072 (c)
Series C	5.000%	5/1/42	6,450,000	6,484,177 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,577,960
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	534,981
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,188,884 (a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,741,812
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,000,894
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	1,917,717 (d)
Total Washington				42,682,145
Wisconsin — 0.9%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,401,048
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	1,971,884
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,372,098
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	5,450,000	5,687,761
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,215,026
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,373,349
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,251,484
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,656,673
Total Wisconsin				27,929,323

Total Municipal Bonds (Cost — $3,046,500,807)				2,999,000,073
Municipal Bonds Deposited in Tender Option Bond Trusts(m) — 3.8%
New York — 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,383,362
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,470,589
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	4.000%	3/15/45	25,000,000	23,919,225
Series A, Refunding	4.000%	3/15/41	25,000,000	24,578,737
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	$30,000,000	$32,079,825
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,486,612

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $114,767,888)				115,918,350
Total Investments before Short-Term Investments (Cost — $3,161,268,695)				3,114,918,423
Short-Term Investments — 1.4%
Municipal Bonds — 1.4%
California — 0.0%††
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	3.100%	10/1/25	1,130,000	1,130,000 (c)(n)(o)
Delaware — 0.5%
University of Delaware, DE, Revenue, Series C, Refunding, SPA - TD Bank N.A.	4.000%	11/1/37	15,000,000	15,000,000 (n)(o)
District of Columbia — 0.1%
District of Columbia State Revenue, Series A, LOC - TD Bank N.A.	3.350%	8/15/38	1,210,000	1,210,000 (n)(o)
Florida — 0.2%
Florida State Gulf Coast University Financing Corp., Capital Improvement Revenue:
Housing Project, Series A, LOC - TD Bank N.A.	3.340%	2/1/38	1,800,000	1,800,000 (n)(o)
Parking Project, Series A, LOC - TD Bank N.A.	3.340%	2/1/39	1,650,000	1,650,000 (n)(o)
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	3.350%	5/1/33	1,750,000	1,750,000 (n)(o)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	3.350%	10/1/26	1,000,000	1,000,000 (n)(o)
Total Florida				6,200,000
Illinois — 0.0%††
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	3.900%	8/1/43	400,000	400,000 (n)(o)
Minnesota — 0.0%††
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	3.900%	11/15/48	200,000	200,000 (n)(o)
New Jersey — 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.360%	7/1/35	505,000	505,000 (n)(o)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.900%	7/1/43	300,000	300,000 (n)(o)
Total New Jersey				805,000
New York — 0.3%
New York City, NY, GO, Series D, LOC - TD Bank N.A.	4.000%	8/1/40	2,700,000	2,700,000 (n)(o)
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	3.310%	11/1/60	4,450,000	4,450,000 (n)(o)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	3.360%	1/1/37	660,000	660,000 (c)(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	4.000%	6/15/49	200,000	200,000 (n)(o)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	3.970%	6/15/48	100,000	100,000 (n)(o)
Total New York				8,110,000
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oregon — 0.2%
Oregon State Facilities Authority Revenue, PeaceHealth, Series B, Refunding, LOC - TD Bank N.A.	4.000%	8/1/34	$6,020,000	$6,020,000 (n)(o)
Oregon State Housing & Community Services Department Mortgage Revenue, Series C, SPA - Sumitomo Mitsui Banking	3.410%	7/1/45	255,000	255,000 (c)(n)(o)
Total Oregon				6,275,000
Pennsylvania — 0.1%
Philadelphia, PA, Authority for IDR, Series B-2, Refunding, LOC - TD Bank N.A.	3.340%	10/1/30	1,200,000	1,200,000 (n)(o)
Philadelphia, PA, Authority IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.360%	12/1/34	1,755,000	1,755,000 (n)(o)
Total Pennsylvania				2,955,000
Texas — 0.0%††
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	4.050%	11/1/41	400,000	400,000 (n)(o)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	3.990%	11/1/29	370,000	370,000 (n)(o)
Total Texas				770,000

Total Short-Term Investments (Cost — $43,055,000)				43,055,000
Total Investments — 101.8% (Cost — $3,204,323,695)				3,157,973,423
TOB Floating Rate Notes — (2.0)%				(61,235,000)
Other Assets in Excess of Other Liabilities — 0.2%				6,857,124
Total Net Assets — 100.0%				$3,103,595,547

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	The coupon payment on this security is currently in default as of May 31, 2024.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	The maturity principal is currently in default as of May 31, 2024.
(l)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(m)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(n)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	774	9/24	$96,072,895	$94,766,625	$(1,306,270)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,999,000,061	$12	$2,999,000,073
Municipal Bonds Deposited in Tender Option Bond Trusts	—	115,918,350	—	115,918,350
Total Long-Term Investments	—	3,114,918,411	12	3,114,918,423
Short-Term Investments†	—	43,055,000	—	43,055,000
Total Investments	—	$3,157,973,411	$12	$3,157,973,423

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,306,270	—	—	$1,306,270

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Managed Municipals Fund 2024 Quarterly Report